Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (this “Post Effective Amendment No. 1”) is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Form S-1 Registration Statement (Registration No. 333-191469), which was previously declared effective by the Securities and Exchange Commission on December 24, 2013, to include the audited consolidated financial statements and the notes thereto included in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and to update certain other information in such Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of such Registration Statement on September 30, 2013. The information in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell nor does it seek an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	ARADIGM CORP
Entity Central Index Key	0001013238
Entity Filer Category	Smaller Reporting Company